Consolidated statement of profit or loss (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Consolidated Statements of Profit or Loss	The consolidated statements of profit or loss disclosing expenses by nature is presented below:
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS

For the year ended March 31,	Notes	2020	2021	2022	2022
		( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Revenue	6	835,446	868,630	1,311,917	17,292
Other operating income**		9,863	13,094	17,981	237
Investment and other income	7	25,714	32,177	19,947	263

Total Income		871,023	913,901	1,349,845	17,792
(Decrease)/increase in inventories of finished goods and work-in-progress		(13,690)	(7,662)	20,340	268
Raw materials and other consumables used*		(549,936)	(524,019)	(801,046)	(10,559)
Employee costs		(26,920)	(28,632)	(28,119)	(371)
Other costs***		(46,185)	(50,941)	(76,161)	(1,004)
Depreciation and amortisation		(100,490)	(81,178)	(91,148)	(1,201)
Impairment reversal/(charge)		(148,022)	—	62,745	827
Exploration Cost written off		—	—	(26,181)	(345)
Asset under construction written off		—	(2,440)	(701)	(9)
Finance and other costs	8	(54,557)	(52,955)	(49,427)	(651)

(Loss)/profit before tax		(68,777)	166,074	360,147	4,747

Income tax credit/(expense)	9	26,677	(19,084)	(103,068)	(1,359)

(Loss)/profit for the year		(42,100)	146,990	257,079	3,388

*	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.

**
includes export incentive and duty drawback amounting to
₹
 4,327 million and
₹
 3,162 million and
₹
 5,182 million ($ 68 million) for
the
 year
s
ended March 31, 2020, March 31, 2021 and March 31, 2022
,
respectively.

***
includes rent amounting to
₹
415 million,
₹
474 million and
₹
380 million for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively representing expense on short term/ low value leases.